John Hancock Managed Account Shares Bond Completion Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
John Hancock Managed Account Shares Bond Completion Portfolio | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	8.62%	0.68%